Other Assets (Details) - Schedule of other assets consisted - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of other assets consisted [Abstract]
Receivable from payment processors	$ 18,309	$ 18,576
Prepaid expenses	8,370	8,836	$ 1,591
Operating lease right-of-use assets	8,722
Other	2,531	1,016
Total other assets	$ 37,932	$ 28,428